Share capital - Issued Share Capital (Details) - ZAR (R) R / shares in Units, R in Millions					12 Months Ended
	Sep. 07, 2018	Jun. 26, 2018	Jun. 04, 2018	Feb. 26, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital
Equity					R 225,795	R 228,608	R 159,248	R 217,234
Shares held by Sasol Foundation Trust and Sasol Khanyisa Employee Share Ownership Plan					13,969,621		13,969,621
Repurchase and cancellation of shares					16,085,199	43,503,454
Share capital
Disclosure of classes of share capital
Equity					R 9,888	R 15,775	R 9,888	29,282
Share repurchase programme
Disclosure of classes of share capital
Equity								R (2,641)
Sasol Inzalo share transaction
Disclosure of classes of share capital
Repurchase and cancellation of shares	16,085,199	9,461,882	25,231,686
Share repurchase price	R 542.11	R 475.03	R 0.01
Sasol Investment Company (Pty) Ltd
Disclosure of classes of share capital
Repurchase and cancellation of shares				8,809,886
Treasury shares, percentage of issued shares held by subsidiary (as a percent)									1.43%